SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

Direct Dial Number	E-Mail Address
(212) 455-2812	rfenyes@stblaw.com

VIA EDGAR TRANSMISSION	September 15, 2009

Re:	SunGard Data Systems Inc.
Registration Statement on
Form S-1; File No. 333-158657

Ms. Barbara C. Jacobs

Mr. Matthew Crispino

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Dear Ms. Jacobs and Mr. Crispino:

On behalf of SunGard Data Systems Inc. (the “Company”), we are responding to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”), dated May 11, 2009 (the “Comment Letter”), relating to the above-referenced Registration Statement on Form S-1 filed on April 20, 2009 (the “Market-Maker Registration Statement”). We have also revised the Market-Maker Registration Statement to update financial and other information, primarily relating to the six months ended June 30, 2009, and are filing concurrently with this letter Amendment No. 1 to the Registration Statement (“Amendment No. 1”).

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the Comment Letter. The responses and information described below are based upon information provided to us by the Company.

1.

It appears that you are registering market-making transactions in a class of notes – 10 5/8% Senior Notes due 2015—which you have not yet issued. Please provide us with your analysis as to your ability to offer these notes on a delayed basis under Rule 415.

As background, the Company issued $500 million aggregate principal amount of 10 5/8% Senior Notes due 2015 (the “Notes”) in September 2008 in a private placement. The Company intends to offer to exchange the Notes for substantially

Securities and Exchange Commission	-2-	September 15, 2009

identical notes (the “Exchange Notes”) that will be registered on a Registration Statement on Form S-4 (the “Exchange Offer Registration Statement”) pursuant to an exchange offer (the “Exchange Offer”) in reliance on the position of the Securities and Exchange Commission enunciated in Exxon Capital Holdings Corporation, available May 13, 1988, Morgan Stanley & Co., Incorporated, available June 5, 1991, and Shearman & Sterling, available July 2, 1993.

Although the Company had not yet filed the Exchange Offer Registration Statement at the time the Staff reviewed the Market-Maker Registration Statement, the Company did file it on July 10, 2009. The Company intends to commence the Exchange Offer promptly after the Exchange Offer Registration Statement is declared effective, and anticipates consummating the Exchange Offer and issuing the Exchange Notes contemplated thereby, as promptly as practicable after the expiration of the 20 business day offer period contemplated by Rule 14e-1. Additionally, we anticipate that the Market-Maker Registration Statement will be declared effective on or about the same time the Exchange Offer Registration Statement is declared effective and that Goldman, Sachs & Co., an affiliate of the Company, will commence the offering of the Exchange Notes under the Market-Maker Registration Statement immediately upon the issuance of the Exchange Notes.

The Company has included the Exchange Notes in the Market-Maker Registration Statement in reliance Rule 415(a)(1)(ix), which provides that securities may be registered for an offering to be made on a continuous or delayed basis in the future, provided, that “the registration statement pertains only to . . . securities the offering of which will be commenced promptly, will be made on a continuous basis and may continue for a period in excess of 30 days from the initial effectiveness.” The Company believes that the July 10th filing of the Exchange Offer Registration Statement has helped clarify that the offering of the Exchange Notes will occur “promptly” after the Market-Maker Registration Statement is declared effective, as contemplated by Rule 415(a)(1)(ix).

2.	We note from disclosure on pages 3, 60 and 64 that one of your geographic regions is Africa and the Middle East. We note also that a pull-down menu on your website allows nationals of countries including Cuba, Iran, Sudan and Syria to receive information from you, participate in training courses and receive your newsletter. Cuba; Iran and Syria, located in the Middle East; and Sudan, located in Africa, are identified by the State Department as state sponsors of terrorism, and are subject to U.S. economic sanctions and export controls. We note that your Form S-1 does not include disclosure regarding contacts with, Cuba, Iran, Syria and Sudan. Please describe to us the nature and extent of your past, current, and anticipated contacts with Cuba, Iran, Syria or Sudan, if any, whether through affiliates, distributors, or other direct or indirect arrangements. Your response should describe any products and services you have provided to those countries, and any agreements, commercial arrangements, or other contacts you have had with the governments of those countries or entities controlled by those governments.

Securities and Exchange Commission	-3-	September 15, 2009

SunGard is not aware of nor has it authorized any current customer relationships in or with these countries. SunGard’s policy and practice is to refrain from doing business in or with these embargoed countries. Further, where SunGard acquires a company that has pre-existing relationships involving these embargoed countries, it is SunGard’s policy and practice to terminate such relationships (as it did following its 2006 acquisition of System Access Pte. Ltd., terminating that entity’s prior relationships with Bank Karafarin in Iran and the Central Bank of Sudan, and in 2004, when SunGard directed another of its foreign subsidiaries to terminate a relationship with a UK branch of an Iranian bank where that relationship pre-dated SunGard’s acquisition), even where such activities of foreign entities do not contravene the relevant U.S. economic sanctions and/or export control regulations, as SunGard believes they did not in these cases. As a result, SunGard does not have, nor does it anticipate having, any customer relationships in or with these countries.

In some cases, while not leading to customer relationships with SunGard, individuals from these countries received non-proprietary, publicly-available informational materials (such as information contained in newsletters or through participation in open, non-proprietary conferences or webinars). SunGard believes the informational materials provided in such cases did not violate relevant economic sanctions and/or export control regulations, and believes that these informational contacts did not result in customer relationships. Nonetheless, to promote clarity with respect to its position in this regard, SunGard has removed the names of comprehensively embargoed countries, including the countries identified in your letter, from the country lists on its websites.

Accordingly, SunGard does not believe it is necessary to amend the disclosures in its Form S-1 filing regarding this issue.

3.	We also note a 2005 news article in which the CEO of System Access Limited stated that it has customers in Sudan. We also note a 2008 news article on Islamic banking that discusses the fact that some Iranian banks may have used System Access’s products. Please tell us whether System Access sells or sold products in Sudan or Iran, and whether any such sales continued after your acquisition of them in 2006.

SunGard learned through its acquisition due diligence that System Access had sold its non-U.S. SYMBOLS software to the Bank Karafarin in Iran and to the Central Bank of Sudan. We understand that those customer relationships did not involve the export of any U.S. origin software or technology and did not involve U.S. citizens, U.S. lawful permanent residents or any companies organized under the laws of the United States. Accordingly, it is SunGard’s belief that these customer relationships did not involve any violations of the relevant U.S. economic sanctions and export control regulations. In connection with the 2006 acquisition, nevertheless, SunGard instructed System Access to terminate those customer relationships consistent with the SunGard policy and practice of refraining from doing business with comprehensively embargoed countries. System Access has terminated these relationships. While the two bank customers retained the non-U.S.-origin

Securities and Exchange Commission	-4-	September 15, 2009

SYMBOLS software, neither System Access nor SunGard provides support or maintenance for that software.

Accordingly, SunGard does not believe that it is necessary to amend the disclosures in its Form S-1 filing regarding this issue.

* * * *

Please call me at (212-455-2812) or Ryan Bekkerus (212-455-2293) of my firm if you wish to discuss our responses to the Comment Letter.

Very truly yours,

/s/ Richard A. Fenyes
Richard A. Fenyes